Share-based compensation - 2020 Plan (Details) - USD ($)	1 Months Ended					12 Months Ended
	Aug. 31, 2023	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Share-based compensation
Number of shares available for grant									46,561,200
Number of shares repurchased under repurchase programs					9,667,230
Existing Plans
Share-based compensation
Common shares reserved for future issuance					21,039,742
Number of restricted share vested						320,000	330,000	426,000
Number of restricted share forfeited						0	0	210,000
Number of restricted share unvested						0
2020 Incentive Plan [Member]
Share-based compensation
Number of shares available for grant					31,000,000	4,155,445	2,202,325
Common shares reserved for future issuance					293,028
Restricted shares expected to vest						500
Future forfeitures rate						25.00%
Unrecognized compensation costs on restricted shares						$ 5,161,700	$ 10,161,200
2020 Incentive Plan [Member] | Restricted shares [Member]
Share-based compensation
Number of restricted share vested						11,195,165	9,509,660	2,429,965
Number of restricted share forfeited						491,670	1,716,665	2,777,500
Number of restricted share unvested				25,884,375		17,656,965	16,858,050	25,884,375
2020 Incentive Plan [Member] | Tranche One [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based compensation
Restricted shares expected to vest						15,059,340
2020 Incentive Plan [Member] | Tranche Two [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based compensation
Vesting period						2 years
2020 Incentive Plan [Member] | Tranche Two [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based compensation
Restricted shares expected to vest						90,000
Number of restricted share vested				30,000
2020 Incentive Plan [Member] | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based compensation
Vesting period						3 years
2020 Incentive Plan [Member] | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period And Vesting On Second and Third Anniversary [Member]
Share-based compensation
Restricted shares expected to vest						25,141,915
Vesting period						3 years
Number of restricted share vested	333,330	133,335	1,699,990
2020 Incentive Plan [Member] | Tranche Four [Member] | Restricted Shares With 5 Years Vesting Period [Member]
Share-based compensation
Restricted shares expected to vest						500,000
Vesting period						5 years
Number of restricted share vested				100,000
2020 Incentive Plan [Member] | Minimum
Share-based compensation
Number of shares available for grant									31,000,000